Related party transactions (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 03, 2025	Sep. 30, 2025	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transaction				$ 4,817,540	$ 1,684,706	$ 2,233,762
Repayments of related party debt		$ 2,200,000
Interest expense repayments				3,716,637	2,045,594
Service Agreement [Member]
Total fees	$ 3,650,000
VD Capital Pty. Ltd. [Member]
Ownership percenatage	8.85%
VD Capital Pty. Ltd. [Member]
Related Party Transaction, Purchases from Related Party				2,777,500
Related party transaction				$ 872,500
Related Party One [Member] | Short-Term Debt [Member]
Interest per annum				15.00%
Maturity date				Oct. 09, 2025
Related Party One [Member] | Short-Term Debt [Member] | Minimum [Member]
Interest per annum				1.25%
Maturity date				Oct. 08, 2025
Related Party Two [Member] | Short-Term Debt [Member]
Interest per annum				15.00%
Maturity date				Oct. 09, 2025
Related Party Two [Member] | Short-Term Debt [Member] | Minimum [Member]
Interest per annum				30.00%
Maturity date				Oct. 08, 2025
Truong Vinh Phu Le [Member]
Interest per annum				30.00%
Maturity date				Jan. 18, 2025
Proceeds from issued related party				$ 111,710	169,067
Repayments of related party debt				$ 238,527	38,352
Kheng Ee Lennon Teng [Member]
Interest per annum				15.00%
Maturity date				Sep. 09, 2025
Proceeds from issued related party				$ 14,866	97,726
Repayments of related party debt				27,239	31,449
Interest expense repayments				12,192	2,642
Wilson Chandra [Member]
Proceeds from issued related party				85,000	80,000
Repayments of related party debt				163,964
Interest expense repayments				8,518
Interest Expense, Operating and Nonoperating					10,184
Interest expense repayments				$ 363	2,029
Franklin Capital Enterprise Ltd. [Member]
Interest per annum				15.00%
Maturity date				Oct. 09, 2026
Proceeds from issued related party				$ 200,000
Repayments of related party debt				$ 0	$ 0
Forecast [Member] | VD Capital Pty. Ltd. [Member]
Related Party Transaction, Purchases from Related Party			$ 2,777,500
Capital Management and Fundraising [Member] | Service Agreement [Member]
Total fees	$ 1,250,000
Corporate Development [Member] | Service Agreement [Member]
Total fees	800,000
Management and Business Consulting [Member] | Service Agreement [Member]
Total fees	$ 1,600,000
VD Capital Pty. Ltd. [Member] | Common Class A [Member]
Equity Method Investment, Ownership Percentage				8.85%